Note 13 - Stock Option and Incentive Plan (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Option Activity [Abstract]
Outstanding beginning balance	679,744	1,077,744
Outstanding beginning balance (in Dollars per share)	$ 2.82	$ 5.47
Granted during the year	6,400,000	46,875
Granted during the year (in Dollars per share)	$ 0.03	$ 0.26
Forfeited/cancelled/expired during the year	(461,511)	(444,875)
Forfeited/cancelled/expired during the year (in Dollars per share)	$ 3.29	$ 9.08
Outstanding at end of year	6,618,233	679,744
Outstanding at end of year (in Dollars per share)	$ 0.11	$ 2.82
Exercisable at end of year	2,330,650	477,538
Exercisable at end of year (in Dollars per share)	$ 0.28	$ 2.82
Outstanding and expected to vest	6,191,212	669,049
Outstanding and expected to vest (in Dollars per share)	$ 0.11	$ 2.82